CLOUGH HEDGED EQUITY ETF (NYSE ARCA, INC.: CBLS)

CLOUGH SELECT EQUITY ETF (NYSE ARCA, INC.: CBSE)

Schedules of Investments

July 31, 2025

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.10%
Communications - 5.14%
MakeMyTrip Ltd.(a)	11,409	$1,067,768
Meta Platforms, Inc., Class A(b)	1,635	1,264,575
		2,332,343

Consumer Discretionary - 12.09%
Arcos Dorados Holdings, Inc., Class A	141,994	944,260
Carnival Corp.(a)	36,938	1,099,644
Norwegian Cruise Line Holdings Ltd.(a)	50,429	1,288,965
Service Corp. Intl.(b)	13,654	1,041,937
Tesla, Inc.(a)	3,600	1,109,772
		5,484,578

Consumer Staples - 4.68%
Mondelez International, Inc., Class A	16,070	1,039,568
Philip Morris International, Inc.(b)	6,610	1,084,371
		2,123,939

Energy - 12.35%
ConocoPhillips(b)	11,792	1,124,249
Expand Energy Corp.	10,143	1,062,784
Sable Offshore Corp.(a)	48,157	1,476,975
Solaris Energy Infrastructure, Inc.	45,856	1,498,116
Venture Global, Inc., Class A	28,900	443,037
		5,605,161

Financials - 11.24%
Circle Internet Group, Inc.(a)	4,494	824,739
Coinbase Global, Inc., Class A(a)	3,140	1,186,166
HDFC Bank Ltd. - Sponsored ADR	15,077	1,157,461
ICICI Bank Ltd. - Sponsored ADR	32,933	1,109,842
NU Holdings Ltd., Class A(a)	67,293	822,321
		5,100,529

Health Care - 2.33%
Haemonetics Corp.(a)	14,273	1,056,773

Industrials - 18.63%
BWX Technologies, Inc.(b)	8,043	1,221,973
Chart Industries, Inc.(a)	7,140	1,419,646
GE Vernova, Inc.	1,360	897,995
General Dynamics Corp.(b)	3,772	1,175,393
Northrop Grumman Corp.	2,202	1,269,695
Rollins, Inc.(b)	19,767	1,132,056
Siemens AG - Sponsored ADR	10,441	1,334,882
		8,451,640
	Shares	Value
COMMON STOCKS - 97.10% (continued)
Materials - 7.63%
Agnico Eagle Mines Ltd.	9,766	$1,214,500
Freeport-McMoRan, Inc., Class B	25,628	1,031,270
Kinross Gold Corp.	76,152	1,218,432
		3,464,202

Technology - 20.30%
ASML Holding NV - Sponsored ADR(b)	1,481	1,028,866
Cadence Design Systems, Inc.(a)	3,457	1,260,318
Lam Research Corp.	8,868	841,041
Microsoft Corp.(b)	2,750	1,467,125
MicroStrategy, Inc., Class A(a)	3,177	1,276,709
NVIDIA Corp.	6,729	1,196,887
SAP SE - Sponsored ADR	4,196	1,202,993
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	3,872	935,553
		9,209,492

Utilities - 2.71%
Constellation Energy Corp.	3,536	1,229,962

TOTAL COMMON STOCKS
(Cost $39,824,748)		44,058,619

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.01%
ProShares Ultra VIX Short-Term Futures ETF(a)	29,700	458,568

TOTAL EXCHANGE-TRADED FUNDS
(Cost $450,552)		458,568

	Shares	Value
MONEY MARKET FUNDS - 0.30%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 4.190% (7-day yield)	135,986	135,986

TOTAL MONEY MARKET FUNDS
(Cost $135,986)		135,986

TOTAL INVESTMENTS - 98.41%
(Cost $40,411,286)		44,653,173

Other Assets in Excess of Liabilities - 1.59%(c)		720,976

NET ASSETS - 100.00%		$45,374,149

See Notes to Schedules of Investments

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD
SHORT	Shares	Value
COMMON STOCKS - (34.69)%
Communications - (1.24)%
Alphabet, Inc., Class A	(2,940)	$(564,186)

Consumer Discretionary - (8.30)%
Cava Group, Inc.	(5,100)	(448,851)
Gap, Inc.	(20,000)	(389,200)
G-III Apparel Group Ltd.	(19,000)	(448,400)
Harley-Davidson, Inc.	(18,350)	(446,455)
KinderCare Learning Cos., Inc.	(71,660)	(688,653)
LCI Industries	(5,247)	(498,465)
Lululemon Athletica, Inc.	(2,220)	(445,177)
On Holding AG	(8,200)	(398,274)
		(3,763,475)

Consumer Staples - (4.51)%
Church & Dwight Co, Inc.	(5,700)	(534,489)
Diageo PLC - Sponsored ADR	(6,750)	(661,163)
Helen of Troy Ltd.	(15,195)	(333,986)
Procter & Gamble Co.	(3,430)	(516,112)
		(2,045,750)

Financials - (2.10)%
Affirm Holdings, Inc., Class A	(6,800)	(466,208)
SoFi Technologies, Inc.	(21,500)	(485,470)
		(951,678)

Health Care - (1.65)%
GSK PLC -Sponsored ADR	(4,420)	(164,203)
Novo Nordisk A/S - Sponsored ADR	(8,400)	(395,388)
Pfizer, Inc.	(8,170)	(190,279)
		(749,870)

Industrials - (5.16)%
AMETEK, Inc.	(2,575)	(475,989)
Middleby Corp.	(4,613)	(669,807)
SiteOne Landscape Supply, Inc.	(3,490)	(481,027)
Toro Co.	(9,608)	(713,394)
		(2,340,217)

Real Estate - (3.13)%
Digital Realty Trust, Inc.	(1,849)	(326,237)
Equinix, Inc.	(549)	(431,058)
Tanger, Inc.	(22,136)	(664,523)
		(1,421,818)
SCHEDULE OF SECURITIES SOLD
SHORT (continued)	Shares	Value
COMMON STOCKS - (34.69)% (continued)
Technology - (8.60)%
Astera Labs, Inc.	(3,730)	$(510,003)
Duolingo, Inc., Class A	(1,420)	(492,101)
ICF International, Inc.	(7,424)	(622,799)
Intel Corp.	(22,400)	(443,520)
International Business Machines Corp.	(1,950)	(493,643)
Micron Technology, Inc.	(4,100)	(447,474)
Snowflake, Inc.	(3,990)	(891,765)
		(3,901,305)

TOTAL COMMON STOCKS
(Proceeds $16,475,263)		(15,738,299)

TOTAL SECURITIES SOLD SHORT - (34.69%)
(Proceeds $16,475,263)		$(15,738,299)

Investment Abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

(a)	Non-income producing security.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2025, the aggregate value of those securities was $9,587,230, representing 21.13% of net assets.
(c)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.56%
Communications - 11.07%
Magnite, Inc.(a)	25,100	$577,551
MakeMyTrip Ltd.(a)	8,373	783,629
Meta Platforms, Inc., Class A	1,130	873,987
Reddit, Inc., Class A(a)	5,678	911,830
		3,146,997

Consumer Discretionary - 14.84%
Carnival Corp.(a)	23,920	712,099
indie Semiconductor, Inc., Class A(a)	152,720	597,135
Luckin Coffee, Inc. - Sponsored ADR(a)	19,120	702,851
Norwegian Cruise Line Holdings Ltd.(a)	30,920	790,315
OneSpaWorld Holdings Ltd.	31,931	706,314
Service Corp. Intl.	9,333	712,201
		4,220,915

Energy - 13.22%
ConocoPhillips	7,254	691,596
Expand Energy Corp.	7,129	746,977
Sable Offshore Corp.(a)	29,542	906,053
Select Water Solutions, Inc., Class A	75,284	724,985
Venture Global, Inc., Class A	45,040	690,463
		3,760,074

Financials - 9.67%
Coinbase Global, Inc., Class A(a)	1,966	742,676
HDFC Bank Ltd. - Sponsored ADR	9,225	708,203
ICICI Bank Ltd. - Sponsored ADR	20,224	681,549
NU Holdings Ltd., Class A(a)	50,460	616,621
		2,749,049

Health Care - 9.28%
GRAIL, Inc.(a)	18,508	633,159
Haemonetics Corp.(a)	9,500	703,380
Humacyte, Inc.(a)	299,174	718,017
TransMedics Group, Inc.(a)	4,900	582,953
		2,637,509

Industrials - 13.72%
BWX Technologies, Inc.	5,177	786,542
Chart Industries, Inc.(a)	4,552	905,074
General Dynamics Corp.	2,318	722,312
Northrop Grumman Corp.	1,355	781,307
Siemens AG - Sponsored ADR	5,512	704,709
		3,899,944
	Shares	Value
COMMON STOCKS - 97.56% (continued)
Materials - 4.99%
Agnico Eagle Mines Ltd.	5,714	$710,593
Kinross Gold Corp.	44,210	707,360
		1,417,953

Technology - 15.55%
ASML Holding NV - Sponsored ADR	980	680,816
Cadence Design Systems, Inc.(a)	2,638	961,736
MicroStrategy, Inc., Class A(a)	1,600	642,976
Ouster, Inc.(a)	30,869	721,717
Planet Labs PBC(a)	113,081	706,756
SAP SE - Sponsored ADR	2,471	708,436
		4,422,437

Utilities - 5.22%
Constellation Energy Corp.	2,176	756,900
Oklo, Inc.(a)	9,500	727,605
		1,484,505

TOTAL COMMON STOCKS
(Cost $25,257,257)		27,739,383

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.02%
ProShares Ultra VIX Short-Term Futures ETF(a)	18,800	290,272

TOTAL EXCHANGE-TRADED FUNDS
(Cost $285,198)		290,272

	Shares	Value
MONEY MARKET FUNDS - 3.46%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 4.190% (7-day yield)	984,083	984,083

TOTAL MONEY MARKET FUNDS
(Cost $984,083)		984,083

TOTAL INVESTMENTS - 102.04%
(Cost $26,526,538)		29,013,738

Liabilities in Excess of Other Assets - (2.04)%		(578,825)

NET ASSETS - 100.00%		$28,434,913

Investment Abbreviations:
ADR - American Depository Receipt
AG - Aktiengesellschaft (German: Stock Corporation)

See Notes to Schedules of Investments

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PBC - Public Benefit Corporation

SE - Société Européenne (French: European Society/Company)

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”), (each a “Fund” and collectively the “Funds”).

CBLS and CBSE both commenced operations on November 11, 2020, as series of Listed Funds Trust (the "Predecessor Funds"). On October 21, 2024, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund at the close of business on January 17, 2025. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward.

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the Fund’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets. CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies, including Accounting Standard update 2013-08.

Portfolio Valuation: The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Clough Capital, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2025:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,058,619	$–	$–	$44,058,619
Exchange-Traded Funds	458,568	–	–	458,568
Money Market Funds	135,986	–	–	135,986
Total	$44,653,173	$–	$–	$44,653,173
Other Financial Instruments
Liabilities
Securities Sold Short Common Stocks	(15,738,299)	–	–	(15,738,299)
Total	$(15,738,299)	$–	$–	$(15,738,299)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,739,383	$–	$–	$27,739,383
Exchange-Traded Funds	290,272	–	–	290,272
Money Market Funds	984,083	–	–	984,083
Total	$29,013,738	$–	$–	$29,013,738

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds: Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.